Property and equipment (Details) - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Gross		$ 214,620	$ 71,187
Less: Accumulated depreciation		(31,710)	(5,675)
Total		$ 182,910	65,512
Minimum [Member]
Estimated Useful Life		P3Y
Maximum [Member]
Estimated Useful Life		P10Y
Research and development equipment [Member]
Gross		$ 192,672	66,095
Research and development equipment [Member] | Minimum [Member]
Estimated Useful Life		P3Y
Research and development equipment [Member] | Maximum [Member]
Estimated Useful Life		P10Y
Computer equipment [Member]
Estimated Useful Life		P5Y
Gross		$ 14,983	4,367
Furniture and fixtures [Member]
Gross		$ 3,725	725
Furniture and fixtures [Member] | Minimum [Member]
Estimated Useful Life		P5Y
Furniture and fixtures [Member] | Maximum [Member]
Estimated Useful Life		P10Y
Leasehold improvements [Member]
Gross	[1]	$ 3,240

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.